Residential Mortgage-Backed Securities (Details 2) (USD $)	1 Months Ended
Jun. 30, 2012
Residential Mortgage-Backed Securities
Estimated fair value	$ 1,918,832,000
Components of interest income
Net (Premium) Discount Amortization	(2,198,000)
Interest Income	6,850,000
Residential Mortgage-Backed Securities
Residential Mortgage-Backed Securities
Principal balance	1,717,808,000
Amortized Cost	1,888,063,000
Amortized Cost	58,827,000
Carrying value of Agency interest-only strips accounted	26,844,000
Unamortized premium	111,428,000
Gross unrealized gains	6,543,000
Gross unrealized losses	(2,618,000)
Estimated fair value	1,918,832,000
Maximum holding period of investments in an unrealized position held by the entity	1 year
Components of interest income
Coupon Interest	9,048,000
Net (Premium) Discount Amortization	(2,198,000)
Interest Income	6,850,000
Agency RMBS
Residential Mortgage-Backed Securities
Fair value	641,200,000
Unrealized loss position	2,600,000
Components of interest income
Coupon Interest	9,048,000
Net (Premium) Discount Amortization	(2,198,000)
Interest Income	$ 6,850,000